Expense Example - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor New York Municipal Income Fund - Class A
Expense Example:
1 year	$ 475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor New York Municipal Income Fund - Class C
Expense Example:
1 year	249
3 years	462
5 years	797
10 years	1,556
Fidelity Advisor New York Municipal Income Fund - Class M
Expense Example:
1 year	471
3 years	621
5 years	785
10 years	1,259
Fidelity Advisor New York Municipal Income Fund - Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor New York Municipal Income Fund - Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530